Schedule of Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill	$ 21,991,721	$ 18,972,475
Earnout liability (Note 4)	990,673	14,850
Related Party [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bifurcated embedded derivative asset – related party	9,000	63,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Definite-lived intangibles	8,027,391	3,883,853
Goodwill	21,991,721	18,972,475
Warrant liabilities – public		2,300
GEM warrant liabilities	378	15,000
Earnout liability (Note 4)	990,673
Yorkville convertible note	1,200,501
Agile term notes	1,728,487	3,143,000
1800 Diagonal convertible notes	746,987	432,000
Private Placement Convertible Notes	1,856,000
Private Placement Warrants	295,603
Boot Capital note	115,836
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bifurcated embedded derivative asset – related party	$ 9,000	$ 63,000